CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (312,146)	$ (47,839)	¥ (530,619)	¥ (159,786)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	18,634	2,856	36,478	25,291
Share-based compensation expenses	(4,329)	(664)	6,390	130,659
Allowance for credit losses	13,065	2,002	28,316	1,709
Investment income			(2,248)	(576)
Impairment loss	16,893	2,589	254,683
Foreign exchange gain and loss	3,997	614	(65)	(2,869)
Deferred income tax	(1,648)	(253)	(16,793)	1,417
Loss/(gain) on disposal of property and equipment	(773)	(118)	1,111
Changes in operating assets and liabilities:
Accounts receivable	98,718	15,129	73,291	(261,386)
Amount due from related party	6,768	1,037	(7,082)
Prepayments and other current assets	61,829	9,476	46,380	7,792
Other non current assets	(1,659)	(254)	5,816	(1,279)
Accounts payable	664	102	(11,184)	16,191
Advance from customers	8,089	1,240	(71,734)	31,190
Amount due to related party	(24,815)	(3,803)	(38,391)	30,595
Tax payable	1,768	271	(17,294)	21,240
Accrued expenses and other current liabilities	2,715	416	48,392	66,447
Other non-current liabilities	4,732	725	(6,284)	20,538
Net cash used in operating activities	(107,498)	(16,474)	(200,837)	(72,827)
Cash flows from investing activities:
Proceeds from maturity of short-term investments and restricted investment	48,600	7,448	374,292	86,649
Purchases of short-term investments and restricted investment	(40,000)	(6,130)	(331,490)	(88,350)
Purchases of intangible assets, property and equipment	(4,131)	(633)	(16,366)	(41,835)
Proceeds from sale of property and equipment	7,746	1,187	11
Cash paid for long-term investments	(861)	(132)	(3,872)	(27,921)
Cash paid for business combination, net of cash acquired (Note 8)	(13,244)	(2,030)	(24,584)	(109,570)
Transfer to restricted time deposits	(89,375)	(13,697)	(90,775)	(142,411)
Maturity of restricted time deposits			45,327
Net cash used in investing activities	(91,265)	(13,987)	(47,457)	(323,438)
Cash flows from financing activities:
Proceeds from short-term borrowings	208,477	31,950	137,082	130,000
Repayment of short-term borrowings	(110,000)	(16,858)	(207,082)
Proceeds from employees exercising stock options	120	18	10,017	508
Share repurchase			(134,616)	(70,109)
Purchase of noncontrolling interests			(3,435)
Net cash provided by/(used in) financing activities	98,597	15,110	(198,034)	60,399
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(34,031)	(5,215)	9,709	62,056
Net decrease in cash and cash equivalents and restricted cash	(134,197)	(20,566)	(436,619)	(273,810)
Cash and cash equivalents and restricted cash at beginning of the year	833,382	127,721	1,270,001	1,543,811
Cash and cash equivalents at beginning of the year	694,910	106,500	1,270,001	1,543,811
Restricted cash at beginning of the year	138,472	21,221
Cash and cash equivalents and restricted cash at end of the year	699,185	107,155	833,382	1,270,001
Cash and cash equivalents at end of the year	549,979	84,288	694,910	1,270,001
Restricted cash at end of the year	149,206	22,867	138,472
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses	350	54	372
Cash paid for interest expense	5,630	863	7,701	2,951
Non-cash investing and financing activities :
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of non-platform business (Note 17)	¥ 171	$ 26	1,929	17,314
Consideration paid in ordinary shares and options in business combinations (Note 8)				¥ 94,233
Liability assumed as consideration of acquisition (Note 8)			¥ 34,081